Depreciation, Amortization and Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Summary of Depreciation, Amortization and Impairment losses
	For the years ended December 31,
	2018 ThUS$	2017 ThUS$	2016 ThUS$

Depreciation	(511,326)	(407,535)	(348,385)
Amortization	(351,114)	(240,579)	(124,853)

Subtotal	(862,440)	(648,114)	(473,238)
Impairment (losses) reversals (*)	(60,748)	(79,748)	(157,078)

Total	(923,188)	(727,862)	(630,316)

	Generation			Distribution			Other			For the year ended December 31,
(*) Information on Impairment Losses	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
by Reportable Segment	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Financial assets (See Note 12)	(4,462)	(1,296)	(14,783)	(110,209)	(122,824)	(116,328)		—	(141)	(114,671)	(124,120)	(131,252)
Other financial assets	(536)	304	(19,388)	(7,295)	(509)	—		—	(6,438)	(7,831)	(205)	(25,826)
Intangible assets other than goodwill (See Note 6)	—	—	—	(5,234)		—		—	—	(5,234)	—	—
Property, plants and equipment (See Note 19)	66,988	(10,242)	—		54,819	—		—	—	66,988	44,577	—

Total	61,990	(11,234)	(34,171)	(122,738)	(68,514)	(116,328)	—	—	(6,579)	(60,748)	(79,748)	(157,078)